January 5, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	iShares, Inc. (the “Company”) (Securities Act File No. 33-97598 and Investment Company Act File No. 811-09102)

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Company, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the Funds of the Company, each dated January 1, 2009, do not differ from those contained in Post-Effective Amendment No. 79 to the Company’s Registration Statement on Form N-1A, filed electronically on December 23, 2008.

Please address all questions regarding this filing to the undersigned at (415) 817-6131.

Very truly yours,

_/s/ Kevin D. Smith
Kevin D. Smith, Esq.